Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ 22,482,416	$ (7,167,849)	$ (8,573,128)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock-based compensation	6,056,033	4,698,953	3,035,122
Gain from sales of cost method investment	0	0	0
Equity in deficits (earnings) of subsidiaries, VIEs and VIE’s subsidiaries	66,970	0	(2,773,839)
Changes in assets and liabilities:
Prepaid expenses and other current assets	369,290	(1,284,341)	1,131,750
Rental deposits	(1,587,189)	(34,691)	(133,308)
Accrued expenses and other current liabilities	2,596,050	161,455	(1,189,465)
Net cash (used in) provided by operating activities.	19,816,980	1,172,136	158,656
Investing activities:
Proceeds from sales of cost method investment	7,959,237	2,168,868
Net cash provided (used in) by investing activities..	40,557,824	(4,598,163)	7,577,511
Financing activities:
Proceeds from stock options exercised by employees..	294,193	654,069	640
Proceeds from stock options exercised by nonemployees..	175,200
Net cash provided by financing activities	(5,592,080)	(371,719)	(12,137,905)
Net (decrease) increase in cash and cash equivalents	53,195,535	(3,832,437)	(4,535,046)
Cash and cash equivalents, beginning of the year	32,538,513	36,370,950	40,905,996
Cash and cash equivalents, end of the year	85,734,048	32,538,513	36,370,950
Parent Company [Member]
Operating activities:
Net income (loss)	22,482,416	(7,167,849)	(8,573,128)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock-based compensation	3,812,733	4,132,182	2,539,274
Gain from sales of cost method investment		(4,337,736)
Equity in deficits (earnings) of subsidiaries, VIEs and VIE’s subsidiaries	(28,643,095)	6,394,055	4,985,519
Changes in assets and liabilities:
Prepaid expenses and other current assets	20,339	(143,380)	(63,446)
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	142,303	983,297	(4,092,500)
Rental deposits	66,893		(271)
Accrued expenses and other current liabilities	(8,035)	10,825	34,392
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	1,065,088	1,535,073	1,779,098
Net cash (used in) provided by operating activities.	(1,061,358)	1,406,467	(3,391,062)
Investing activities:
Dividend receivable from subsidiaries	1,011,931	1,375,727	1,140,713
Capital injection to subsidiaries.	(3,000,000)	(2,774,315)
Proceeds from sales of cost method investment	2,168,868
Net cash provided (used in) by investing activities..	180,799	(1,398,588)	1,140,713
Financing activities:
Proceeds from stock options exercised by employees..	293,654	654,055	30,440
Proceeds from stock options exercised by nonemployees..	175,200
Net cash provided by financing activities	468,854	654,055	30,440
Net (decrease) increase in cash and cash equivalents	(411,705)	661,934	(2,219,909)
Cash and cash equivalents, beginning of the year	1,383,205	721,271	2,941,180
Cash and cash equivalents, end of the year	$ 971,500	$ 1,383,205	$ 721,271